Ordinary Shares	12 Months Ended
Dec. 31, 2013
Ordinary Shares
Ordinary Shares

7. Ordinary Shares

        On February 14, 2011, the Company's shareholders approved and executed a 50-for-one share split of the Company's share capital. Each ordinary share and each Series A convertible redeemable preferred share of the Company is subdivided into 50 shares at a par value of $0.00002. The preferred shares remain convertible into ordinary shares at a 1:1 ratio. This share split has been retroactively reflected for all periods presented.

        On June 10, 2011, the Company completed an initial public offering of 154,254,480 ordinary shares on New York Stock Exchange and received proceeds of $64,555,500, net of underwriting discounts and commissions of $4,859,016. On June 8, 2011, we listed our ADSs on the New York Stock Exchange, or NYSE, under the ticker symbol "TAOM". As of December 31, 2012 and 2013, the Group had 29,633,648 and 16,557,901 ordinary shares respectively, including restricted shares, which were legally issued according to its share incentive plans, but were not deemed issued or outstanding from an accounting perspective.